Parent Company Only Condensed Financial Information - Schedule of Condensed Statements of Operations (Details) - Parent Company [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating Expenses
General and administrative expenses	$ (2,325)	$ (2,045)	$ (1,653)
Operating loss	(2,325)	(2,045)	(1,653)
Share of (losses) profit of subsidiaries and Consolidated VIEs	19,648	(24,876)	(37,208)
(Loss) income before income taxes	17,323	(26,921)	(38,861)
Income tax expense
Net (loss) income	$ 17,323	$ (26,921)	$ (38,861)